Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule Of Accounts Receivable [Abstract]
Accounts receivable - third-party customers	$ 4,054,688	$ 3,945,362
Less: allowance for doubtful accounts	(185,289)	(114,486)
Accounts receivable – third-party customers, net	$ 3,869,399	$ 3,830,876